Schedule of Fair Value of Convertible Promissory Notes Using the Black Scholes Option Pricing Model (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 1	0.05%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 2	0.21%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 3	0.36
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 4	1.54
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 5	212.64%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 6	219.86%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 7	$ 0.08
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 8	$ 0.25
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 9	0.00%
Summary Of Significant Accounting Policies Schedule Of Fair Value Of Convertible Promissory Notes Using The Black Scholes Option Pricing Model 10	0.00%